Risk management and financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Risk management and financial instruments
Schedule of classification of financial instruments

The classification of financial instruments is presented in the table below:

	December 31, 2024					December 31, 2023
	Amortized cost	Fair value through profit or loss	Level 1	Level 2	Level 3	Amortized cost	Fair value through profit or loss	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	116,884	-	-	-	-	63,742	-	-	-	-
Restricted cash	10,891	-	-	-	-	6,403	-	-	-	-
Trade accounts receivable	171,190	-	-	-	-	148,784	-	-	-	-
Total assets	298,965	-	-	-	-	218,929	-	-	-	-
Liabilities
Loans and financing	126,855	-	-	-	-	87,796	-	-	-	-
Trade and other payables	461,332	-	-	-	-	353,998	-	-	-	-
Derivative financial instruments	-	42,109	-	-	42,109	-	-	-	-	-
Liabilities from acquisition	280,806	-	-	-	-	292,152	-	-	-	-
Total liabilities	868,993	42,109	-	-	42,109	733,946	-	-	-	-

Schedule of main assumptions used in the measurement of the fair value of acquisitions
Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable and fair value measurement
Derivative financial instruments	The valuation model considered inputs including volatility of the share price, time to expiration, risk-free interest rate	The unobservable inputs are the estimated volatility for the shares’ prices	The estimated fair value would increase (decrease) if: The volatility of the Company's market cap or the occurrence of a trigger event within 36 months of the investment contract's closing date.
Swap with Accrual Clause (SWAP ACC)	Discounted cash flow: The valuation model considers the present value of future cash flows, based on fixed and floating legs, adjusted by accrual terms and market curves.	The unobservable inputs are the forward DI interest rate curve and assumptions related to the likelihood of accrual trigger activation.

The estimated fair value would increase (decrease) if: The DI forward curve rises, the probability of accrual activation increases, or the credit risk adjustment decreases; conversely, it would decrease under opposite conditions.

Schedule of maximum credit risk exposure

The book value of financial assets represents the maximum credit exposure. The maximum credit risk exposure on financial information date was:

	2024	2023
Cash and cash equivalents	116,884	63,742
Restricted cash	10,891	6,403
Trade accounts receivable	171,190	148,784
Total	298,965	218,929

Schedule of contractual maturities of financial liabilities

We present below the contractual maturities of financial liabilities including payment of estimated interest.

Non-derivative financial liabilities	Book value	Contractual cash flow	Up to 12 months	1–2 years	2–3 years	> 3 years
Loans, borrowings and debentures	126,855	135,772	87,027	48,439	306	-
Trade and other payables	461,332	461,360	445,832	15,528	-	-
Liabilities from acquisitions	280,806	328,530	109,835	84,076	68,380	66,239
Lease liabilities	2,820	3,706	2,076	1,304	326	-
Total	871,813	929,368	644,770	149,347	69,012	66,239

Schedule of net debt structure

The Company considers its net debt structure as loans and financing less cash and cash equivalents. The financial leverage ratios are summarized as follows:

	2024	2023
Loans and borrowings	126,855	87,796
Cash and cash equivalents	(116,884)	(63,742)
Net debt	9,971	24,054
Total equity	771,415	888,810
Net debt/equity (%)	0.01	0.03